Disclosure of geographic allocation of the statement of operations and comprehensive income (loss) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Statement [Line Items]
Revenue	$ 256,203	$ 185,167
Royalties	(12,810)	(9,258)
Net Revenue	243,393	175,909
Cost of sales
Production costs	(116,628)	(88,688)
Depreciation and depletion	(64,153)	(52,958)
Total cost of sales	(180,781)	(141,646)
Write-off of deferred stripping asset	0	(7,123)
Income from mine operations	62,612	27,140
Exploration and evaluation expenditures	(2,050)	(1,425)
General and administrative expenses	(12,590)	(12,538)
Income (loss) from operations	47,972	13,177
Finance income	609	634
Finance expense	(17,476)	(13,849)
Foreign exchange (loss) gain	(383)	(1,777)
Gain (loss) on derivatives	0	37
Income (loss) before income taxes	30,722	(1,778)
Current income tax expense	(1,301)	(1,531)
Deferred income tax expense	(22,774)	(9,907)
Income tax (expense) recovery	(24,075)	(11,438)
Net income (loss) and comprehensive income (loss) for the period	6,647	(13,216)
Canada [Member]
Statement [Line Items]
Revenue	0	0
Royalties	0	0
Net Revenue	0	0
Cost of sales
Production costs	0	0
Depreciation and depletion	0	0
Total cost of sales	0	0
Write-off of deferred stripping asset		0
Income from mine operations	0	0
Exploration and evaluation expenditures	0	0
General and administrative expenses	(4,320)	(10,487)
Income (loss) from operations	(4,320)	(10,487)
Finance income	197	200
Finance expense	(14)	(10)
Foreign exchange (loss) gain	(252)	(34)
Gain (loss) on derivatives		37
Income (loss) before income taxes	(4,389)	(10,294)
Current income tax expense	(1,301)
Deferred income tax expense	0
Income tax (expense) recovery		0
Net income (loss) and comprehensive income (loss) for the period	(5,690)	(10,294)
Ghana [Member]
Statement [Line Items]
Revenue	256,203	185,167
Royalties	(12,810)	(9,258)
Net Revenue	243,393	175,909
Cost of sales
Production costs	(116,628)	(88,688)
Depreciation and depletion	(64,153)	(52,958)
Total cost of sales	(180,781)	(141,646)
Write-off of deferred stripping asset		(7,123)
Income from mine operations	62,612	27,140
Exploration and evaluation expenditures	(2,050)	(1,425)
General and administrative expenses	(8,270)	(2,051)
Income (loss) from operations	52,292	23,664
Finance income	412	434
Finance expense	(17,462)	(13,839)
Foreign exchange (loss) gain	(131)	(1,743)
Gain (loss) on derivatives		0
Income (loss) before income taxes	35,111	8,516
Current income tax expense	0
Deferred income tax expense	(22,774)
Income tax (expense) recovery		(11,438)
Net income (loss) and comprehensive income (loss) for the period	$ 12,337	$ (2,922)